PROPERTY AND EQUIPMENT, NET - Schedule of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost:
Property, Plant and Equipment, Gross	$ 39,465	$ 42,937
Accumulated depreciation	16,033	17,167
Total	23,432	25,770
Computers and software [Member]
Cost:
Property, Plant and Equipment, Gross	7,085	7,536
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross	1,490	1,457
Machinery and lab equipment [Member]
Cost:
Property, Plant and Equipment, Gross	12,459	15,792
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross	$ 18,431	$ 18,152